Commitments and Contingencies	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 13 Commitments and Contingencies
Litigation:
From time to time, the Company is subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. In December 2021, the Company accrued $0.5 million related to a settlement agreement related to an employment dispute, which is included within legal settlement accrual in the consolidated balance sheet for the year ended December 31, 2021

Although the outcome of the various legal proceedings and claims cannot be predicted with certainty, management does not believe that any of these proceedings or claims will have a significant adverse effect on the Company’s business, financial condition, results of operations, or cash flows.
Stoffers v. Dave Inc. (filed September 16, 2020 in LA County Superior Court)
This is a purported class action lawsuit filed in connection with a July 2020 data breach. The Company is in the process of settling this matter and estimates the settlement to be approximately $3.2 million, which amount is included within legal settlement accrual in the consolidated balance sheets for the years ended December 31, 2021 and 2020.
Martinsek v. Dave Inc.
In January 2020, a former employee of the Company filed a complaint in the California Superior Court for the County of Los Angeles against the Company and the Company’s Chief Executive Officer, asserting claims for, among other things, breach of contract, breach of fiduciary duty, conversion, and breach of the implied covenant of good faith and fair dealing. The complaint alleges that the Company and the Chief Executive Officer misappropriated approximately 6.8 million shares by rescinding a stock option agreement and a restricted stock purchase agreement between the Company and the former employee under which such shares were issued and repurchasing the shares. The Company rescinded the agreements for failure of consideration. The Company and the Chief Executive Officer answered, denying all claims and asserting defenses. Discovery has commenced and a trial date has been set in November 2022. The Company is vigorously defending against this claim.
Whalerock v. Dave Inc.
Whalerock Industries Holding Company, LLC (“Whalerock”) filed an unlawful detainer action against the Company on or about August 4, 2020, which was dismissed by Whalerock on March 18, 2021. On or about March 29, 2021, Whalerock initiated new litigation against the Company seeking declaratory relief. The Company and Whalerock entered into a sublease in May 2020 whereby the Company would sublease certain space from Whalerock located in West Hollywood, California. This matter involves a dispute between the Company and Whalerock over whether the
18-month
sublease has commenced, and if so, when. The Company is actively litigating this matter and cannot estimate the likely outcome at this time.

NOTE 6. COMMITMENTS
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or results of its operations, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on March 4, 2021, the holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to the consummation of the Initial Public Offering. These holders will be entitled to certain demand and “piggyback” registration rights. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,881,809 in the aggregate. The deferred fee was paid to the underwriters at the closing of the Business Combination on January 5, 2022.